TAXATION	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
TAXATION
TAXATION

As of June 30, 2017 a net deferred tax asset of $1.9 million ($5.1 million at December 31, 2016) was recognized, principally related to the recognition of certain historical tax positions on our Indonesian operations.

As of June 30, 2017, a net deferred tax liability of $4.2 million ($3.2 million at December 31, 2016) was recognized, due to the deferred tax liability from tax depreciation in excess of the accounting depreciation for the Golar Eskimo exceeding the deferred tax asset related to net operating loss carryforwards generated from our Jordan operations.

Tax charge

The tax charge for the three and six months ended June 30, 2017 included current tax charges in respect of our operations in the United Kingdom, Brazil, Kuwait and Indonesia. The Partnership does not currently incur any corporate income tax in respect of operations in Jordan given the availability of brought forward tax losses which can be utilized against taxable profits.

The total tax charge for the three months and six months ended June 30, 2017 includes a net deferred tax charge of $0.5 million and $1.0 million respectively, in relation to the utilization of brought forward tax losses and tax depreciation in excess of accounting depreciation in Jordan. As a result, the deferred tax liability balance as of June 30, 2017 is $4.2 million.

The total tax charge for the three months and six months ended June 30, 2017 also includes a deferred tax charge of $1.8 million and $3.2 million respectively, in relation to the utilization of the brought forward tax losses in Indonesia. As a result, the deferred tax asset balance as of June 30, 2017 amounted $1.9 million.

Uncertainty in tax positions

As of June 30, 2017, we recognized a provision of $2.9 million ($2.6 million at December 31, 2016) for certain risks in various jurisdictions. This provision includes interest and penalties arising from our Indonesian operations for the periods 2015 to June 30, 2017 following the conclusion of the tax audits in respect of our Indonesian operations for the year 2014.